Battle Fowler LLP
                              75 East 55th Street
                              New York, NY 10020



                                  May 5, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re:  Lepercq-Istel Fund
           File Nos. 2-10841 and 811-631

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectus and statement of additional information dated April 28, 1999 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 77 on April 28, 1999.

If you have any questions, regarding this filing, please call the undersigned at (212) 856-7039.


                               Sincerely,

                               /s/ William Renahan

                               William Renahan